Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2011
Registrant Name	dei_EntityRegistrantName	BOND FUND OF AMERICA
Central Index Key	dei_EntityCentralIndexKey	0000013075
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 29, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar. 01, 2012
BOND FUND OF AMERICA INC (Prospectus Summary) | BOND FUND OF AMERICA INC | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ABNDX
BOND FUND OF AMERICA INC (Prospectus Summary) | BOND FUND OF AMERICA INC | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BFABX
BOND FUND OF AMERICA INC (Prospectus Summary) | BOND FUND OF AMERICA INC | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BFACX
BOND FUND OF AMERICA INC (Prospectus Summary) | BOND FUND OF AMERICA INC | Class F-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BFAFX
BOND FUND OF AMERICA INC (Prospectus Summary) | BOND FUND OF AMERICA INC | Class F-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ABNFX
BOND FUND OF AMERICA INC (Prospectus Summary) | BOND FUND OF AMERICA INC | Class 529-A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CFAAX
BOND FUND OF AMERICA INC (Prospectus Summary) | BOND FUND OF AMERICA INC | Class 529-B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CFABX
BOND FUND OF AMERICA INC (Prospectus Summary) | BOND FUND OF AMERICA INC | Class 529-C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CFACX
BOND FUND OF AMERICA INC (Prospectus Summary) | BOND FUND OF AMERICA INC | Class 529-E
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CFAEX
BOND FUND OF AMERICA INC (Prospectus Summary) | BOND FUND OF AMERICA INC | Class 529-F-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CFAFX
BOND FUND OF AMERICA INC (Prospectus Summary) | BOND FUND OF AMERICA INC | Class R-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RBFAX
BOND FUND OF AMERICA INC (Prospectus Summary) | BOND FUND OF AMERICA INC | Class R-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RBFBX
BOND FUND OF AMERICA INC (Prospectus Summary) | BOND FUND OF AMERICA INC | Class R-3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RBFCX
BOND FUND OF AMERICA INC (Prospectus Summary) | BOND FUND OF AMERICA INC | Class R-4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RBFEX
BOND FUND OF AMERICA INC (Prospectus Summary) | BOND FUND OF AMERICA INC | Class R-5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RBFFX
BOND FUND OF AMERICA INC (Prospectus Summary) | BOND FUND OF AMERICA INC | Class R-6
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RBFGX